CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
ASSETS
Cash and due from financial institutions	$ 3,864	$ 4,191
Interest-bearing demand deposits	9,771	7,320
Cash and cash equivalents	13,635	11,511
Securities available for sale	159	247
Securities held-to-maturity, at amortized cost- approximate fair value of $6,534 and $9,195 at June 30, 2015 and 2014, respectively	6,423	9,018
Loans held for sale	100	0
Loans, net of allowance of $1,568 and $1,473 at June 30, 2015 and 2014, respectively	243,815	246,788
Real estate owned, net	1,593	1,846
Premises and equipment, net	5,235	4,629
Federal Home Loan Bank stock, at cost	6,482	6,482
Accrued interest receivable	725	891
Bank-owned life insurance	2,971	2,878
Goodwill	14,507	14,507
Prepaid federal income taxes	0	227
Prepaid expenses and other assets	653	631
Total assets	296,298	299,655
LIABILITIES AND SHAREHOLDERS’ EQUITY
Deposits	199,701	213,142
Federal Home Loan Bank advances	26,635	17,200
Advances by borrowers for taxes and insurance	699	616
Accrued interest payable	32	32
Accrued federal income taxes	78	0
Deferred federal income taxes	569	210
Deferred revenue	610	631
Other liabilities	661	619
Total liabilities	228,985	232,450
Commitments and contingencies	0	0
Shareholders’ equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued and outstanding	0	0
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	34,638	34,671
Retained earnings	34,711	34,027
Unearned employee stock ownership plan (ESOP)	(1,223)	(1,410)
Treasury shares at cost, 112,563 and 27,886 common shares at June 30, 2015 and 2014, respectively	(937)	(239)
Accumulated other comprehensive income	38	70
Total shareholders’ equity	67,313	67,205
Total liabilities and shareholders’ equity	$ 296,298	$ 299,655